Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 18,810	$ 597,306	$ 771,386
Prepaid expenses	9,385	180,197	228,375
Total current assets	28,195	777,503	999,761
Prepaid expenses – non current			180,197
Cash and marketable securities held in Trust Account	6,860,609	44,688,320	101,501,875
TOTAL ASSETS	6,888,804	45,465,823	102,681,833
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT CURRENT LIABILITIES
Accounts payable and accrued expenses	2,499,079	665,059	84,608
Income taxes payable	9,383	216,203
Franchise tax payable	30,000	291,137	114,262
Sales tax payable	382,015
Convertible Note Payable- related party	215,000
Due to affiliates			5,000
Common stock redemption payable		34,198,758
Total current liabilities	3,287,477	35,371,157	203,870
LONG-TERM LIABILITIES
Derivative warrant liabilities	428,000	356,666	2,354,000
Deferred underwriting fee payable	3,500,000	3,500,000	3,500,000
Total liabilities	7,215,477	39,227,823	6,057,870
COMMITMENTS AND CONTINGENCIES
Common stock subject to possible redemption	6,860,609	10,489,562	101,500,000
STOCKHOLDERS’ DEFICIT
Preferred stock
Common stock	250	250	250
Accumulated deficit	(7,187,532)	(4,251,812)	(4,876,287)
Total stockholders’ deficit	(7,187,282)	(4,251,562)	(4,876,037)
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	6,888,804	45,465,823	102,681,833
VASO CORPORATION
CURRENT ASSETS
Cash	11,055,000	11,821,000	6,025,000
Short-term investments	15,838,000	8,504,000	629,000
Accounts and other receivables	8,355,000	14,514,000
Inventories, net	1,396,000	1,473,000	1,147,000
Deferred commission expense	3,614,000	3,249,000	3,549,000
Prepaid expenses and other current assets	2,111,000	1,008,000	994,000
Total current assets	43,206,000	40,990,000
Property and equipment, net of accumulated depreciation of $10,233 at September 30, 2023 and $9,787 at December 31, 2022	1,223,000	1,340,000	2,172,000
Operating lease right of use assets	1,656,000	1,568,000	915,000
Goodwill	15,551,000	15,614,000	15,722,000
Intangibles, net	1,355,000	1,511,000	2,041,000
Other assets, net	4,252,000	4,726,000	2,446,000
Investment in EECP Global	788,000	889,000	1,043,000
Deferred tax assets, net	5,007,000	5,007,000	219,000
TOTAL ASSETS	73,038,000	71,645,000
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT CURRENT LIABILITIES
Accounts payable	2,369,000	2,270,000	2,797,000
Accrued commissions	1,456,000	3,518,000
Accrued expenses and other liabilities	6,353,000	8,891,000	7,489,000
Finance lease liabilities – current	69,000	122,000	222,000
Operating lease liabilities – current	831,000	745,000	562,000
Sales tax payable	673,000	809,000	719,000
Deferred revenue – current portion	18,535,000	15,139,000	16,495,000
Notes payable – current portion	9,000	9,000	8,000
Total current liabilities	30,298,000	31,506,000
LONG-TERM LIABILITIES
Notes payable, net of current portion	8,000	15,000	23,000
Finance lease liabilities, net of current portion	54,000	96,000	218,000
Operating lease liabilities, net of current portion	826,000	823,000	352,000
Deferred revenue, net of current portion	14,705,000	15,664,000	8,470,000
Other long-term liabilities	1,538,000	1,474,000	988,000
Total long-term liabilities	17,131,000	18,072,000	10,051,000
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ DEFICIT
Preferred stock
Common stock	186,000	185,000	185,000
Additional paid-in capital	63,983,000	63,952,000	63,917,000
Accumulated deficit	(36,113,000)	(39,837,000)
Accumulated other comprehensive loss	(447,000)	(233,000)	110,000
Treasury stock	(2,000,000)	(2,000,000)	(2,000,000)
Total stockholders’ deficit	25,609,000	22,067,000	11,081,000
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	73,038,000	71,645,000
Previously Reported
STOCKHOLDERS’ DEFICIT
Total stockholders’ deficit		(4,251,562)	(4,876,037)
Previously Reported | VASO CORPORATION
CURRENT ASSETS
Accounts and other receivables		15,524,000	15,393,000
Total current assets		42,000,000	27,803,000
Property and equipment, net of accumulated depreciation of $10,233 at September 30, 2023 and $9,787 at December 31, 2022		1,340,000	2,172,000
Other assets, net		4,726,000	2,446,000
TOTAL ASSETS		72,655,000	52,361,000
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT CURRENT LIABILITIES
Accrued commissions		3,720,000	2,705,000
Finance lease liabilities – current		122,000	222,000
Operating lease liabilities – current		745,000	562,000
Deferred revenue – current portion		15,139,000	16,495,000
Notes payable – current portion		9,000	8,000
Total current liabilities		31,708,000	31,000,000
LONG-TERM LIABILITIES
Finance lease liabilities, net of current portion		96,000	218,000
Operating lease liabilities, net of current portion		823,000	352,000
Deferred revenue, net of current portion		15,664,000	8,470,000
STOCKHOLDERS’ DEFICIT
Accumulated deficit		(39,029,000)	(50,902,000)
Total stockholders’ deficit		22,875,000	11,310,000
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT		72,655,000	52,361,000
Related Party
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT CURRENT LIABILITIES
Notes payable – current portion	152,000
Related Party | VASO CORPORATION
CURRENT ASSETS
Receivables due from related parties	837,000	421,000	66,000
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT CURRENT LIABILITIES
Due to related party	$ 3,000	$ 3,000	$ 3,000